Income Taxes - Deferred Tax Effects (Detail) (USD $)	Jul. 31, 2013	Jul. 31, 2012	Dec. 31, 2013 Inventergy Inc [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]
Deferred tax effects of the Company's principal temporary differences
Intangibles - startup costs			$ 1,171,673
Stock-based compensation			73,082
Gross deferred tax assets			1,414,858
Allowance for doubtful accounts	105,000	177,000		39,000	43,000
Inventories	227,000	858,000		227,000	233,000
Basis difference in property and equipment	(12,000)	(5,000)		(7,000)	(1,000)
Accrued warranty costs	87,000	50,000		46,000	46,000
Accrued expenses and other	123,000	115,000		65,000	107,000
Deferred revenue	0	(42,000)
Net operating loss carry-forwards	10,668,000	9,663,000	170,103	41,000	70,000
Valuation allowance	(11,198,000)	(10,816,000)	(1,414,858)	(103,000)	(170,000)
Total deferred tax asset	$ 0	$ 0	$ 0	$ 308,000	$ 328,000